Statements of Operations - USD ($)	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Revenues	$ 371,897
Cost of Goods Sold	521,417
Gross Profit	(149,520)
Expenses:
General and Administrative	593,392	20,248
Depreciation and Amortization	38,022	97,545
Total Operating Expenses	631,414	20,248
Income(Loss) From Operations	(780,933)	(20,248)
Other Income (Expenses)
Gain on Sale of Asset	8,709
Gain/(Loss) onDerivatives	410,319	1,439
Interest Expense	(24,519)	(13,926)
Total Other Income(Expenses)	443,547	12,487
Net income/(loss) Before Income Taxes	(337,386)	(32,375)
Net Income/(Loss)	$ (337,386)	$ (117,641)
Net Gain/(Loss) Per Share - Basic	$ (0.0021)	$ 0.00
Net Gain/(Loss) Per Share - Diluted	$ (0.0007)	$ 0.00
Weighted Average Number of Shares - Basic	174,973,744	357,235,811
Diluted	208,330,705	357,235,811